Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued expenses	$ 514,169	$ 201,455
Customer deposit		6,349
Withholding tax payable	1,889	4,361
Independent director fee payable		20,000
Compensation payable	105,446	100,802
Other payables	90,388	167,762
Accrued liabilities and other payables	$ 711,892	$ 500,729